Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Financial Information of Equity Method Investments
Financial information for associates accounted for using the equity method is as follows:
These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Net profit (loss) for the year	¥(8,630)	¥6,473	¥(3,986)
Other comprehensive income (loss)	(892)	(1,793)	(145)
Total comprehensive income (loss) for the year	¥(9,522)	¥4,681	¥(4,131)
The carrying amount of the investments in associates accounted for using the equity method is as follows:

	JPY (millions) As of March 31
	2024	2025
Carrying amount of investments accounted for using the equity method	¥89,831	¥10,802